Components of (Loss) Income Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
PRC, excluding Hong Kong	$ 31,640	$ (10,404)	$ (10,590)
Hong Kong and other jurisdictions	(9,368)	(4,827)	(2,664)
(Loss) income before income tax	$ 22,272	$ (15,231)	$ (13,254)